Shareholder Report, Holdings (Details) - C000260308	Jun. 30, 2026
Taiwan Semiconductor Manufacturing9375428
Holdings [Line Items]
Percent of Total Investments	7.00%
Tokyo Electron9375397
Holdings [Line Items]
Percent of Total Investments	6.20%
ASML Holding9375403
Holdings [Line Items]
Percent of Total Investments	5.60%
Galderma Group9375333
Holdings [Line Items]
Percent of Total Investments	5.40%
TC Energy9375331
Holdings [Line Items]
Percent of Total Investments	4.30%
Coca-Cola9375306
Holdings [Line Items]
Percent of Total Investments	3.90%
Linde9375312
Holdings [Line Items]
Percent of Total Investments	3.90%
Infineon Technologies9375340
Holdings [Line Items]
Percent of Total Investments	3.50%
Siemens Energy9375343
Holdings [Line Items]
Percent of Total Investments	3.20%
Singapore Technologies Engineering9375422
Holdings [Line Items]
Percent of Total Investments	3.20%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Norway
Holdings [Line Items]
Percent of Net Asset Value	3.30%
France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Germany
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	12.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Japan
Holdings [Line Items]
Percent of Net Asset Value	15.70%